Significant accounting policies (Details 2)	12 Months Ended
Dec. 31, 2018
Poultry in its different production stages [Member] | Bottom of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Expected average useful life (weeks)	40
Poultry in its different production stages [Member] | Top of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Expected average useful life (weeks)	47
Breeder pigs [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Expected average useful life (weeks)	156